CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenue
Total revenue	¥ 29,995,029	$ 4,596,938	¥ 32,358,687	¥ 25,115,977
Cost of revenue
Total cost of revenue	(29,756,889)	(4,560,443)	(30,721,360)	(23,929,959)
Gross profit	238,140	36,495	1,637,327	1,186,018
Selling expenses	(477,902)	(73,242)	(432,939)	(370,987)
General and administrative expenses	(1,262,232)	(193,446)	(932,718)	(886,638)
Research and development expenses	(191,417)	(29,336)	(204,234)	(184,581)
Total operating expenses	(1,931,551)	(296,024)	(1,569,891)	(1,442,206)
(Loss)/Income from operations	(1,693,411)	(259,529)	67,436	(256,188)
Interest income	74,727	11,452	95,440	102,821
Interest expense	(174,607)	(26,760)	(79,486)	(75,060)
Foreign exchange loss	(8,243)	(1,263)	(4,375)	(7,624)
Other income	165,346	25,340	145,853	168,363
Other expense	(24,576)	(3,766)	(31,784)	(28,602)
(Loss)/Income before income tax and share of net loss of equity investees	(1,660,764)	(254,526)	193,084	(96,290)
Income tax expense	(22,124)	(3,391)	(20,027)	(10,500)
(Loss)/Income before share of net loss of equity investees	(1,682,888)	(257,917)	173,057	(106,790)
Share of net loss of equity investees	(180)	(28)	(355)	(456)
Net (loss)/Income from continuing operations	(1,683,068)	(257,945)	172,702	(107,246)
Less: Loss from discontinued operations, net of tax	(368,156)	(56,422)	(391,770)	(401,145)
Net loss	(2,051,224)	(314,367)	(219,068)	(508,391)
Net loss from continuing operations attributable to non-controlling interests	(25,716)	(3,941)	(16,652)	(403)
Net loss attributable to BEST Inc.	¥ (2,025,508)	$ (310,426)	¥ (202,416)	¥ (507,988)
Basic
Continuing operations | (per share)	¥ (4.28)	$ (0.66)	¥ 0.49	¥ (0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	(1.01)	(1.04)
Diluted
Continuing operations | (per share)	(4.28)	(0.66)	0.48	(0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	(1.01)	(1.04)
Basic net loss per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(5.23)	(0.80)	(0.52)	(1.32)
Diluted net loss per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	¥ (5.23)	$ (0.80)	¥ (0.52)	¥ (1.32)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	¥ (11,519)	$ (1,765)	¥ 39,273	¥ 111,590
Comprehensive income/(loss) from continuing operations	(1,694,587)	(259,710)	211,975	4,344
Comprehensive loss from discontinued operations	(368,156)	(56,422)	(391,770)	(401,145)
Comprehensive loss from continuing operations attributable to non-controlling interests	(25,716)	(3,941)	(16,652)	(403)
Comprehensive loss attributable to BEST Inc.	¥ (2,037,027)	$ (312,191)	¥ (163,143)	¥ (396,398)
Class A ordinary shares
Basic
Continuing operations | (per share)	¥ (4.28)	$ (0.66)	¥ 0.49	¥ (0.28)
Diluted
Continuing operations | (per share)	(4.28)	(0.66)	0.48	(0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	(1.01)	(1.04)
Basic net loss per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(5.23)	(0.80)	¥ (0.52)	¥ (1.32)
Diluted net loss per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	¥ (5.23)	$ (0.80)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares)	245,626,959	245,626,959	246,614,615	242,542,728
Diluted (in shares)	387,492,906	387,492,906	388,480,562	384,408,675
Class B ordinary shares
Basic
Continuing operations | (per share)	¥ (4.28)	$ (0.66)	¥ 0.49	¥ (0.28)
Diluted
Continuing operations | (per share)	(4.28)	(0.66)	0.48	(0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	(1.01)	(1.04)
Basic net loss per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(5.23)	(0.80)	¥ (0.52)	¥ (1.32)
Diluted net loss per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	¥ (5.23)	$ (0.80)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares)	94,075,249	94,075,249	94,075,249	94,075,249
Diluted (in shares)	94,075,249	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Basic
Continuing operations | (per share)	¥ (4.28)	$ (0.66)	¥ 0.49	¥ (0.28)
Diluted
Continuing operations | (per share)	(4.28)	(0.66)	0.48	(0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	(1.01)	(1.04)
Basic net loss per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	(5.23)	(0.80)	¥ (0.52)	¥ (1.32)
Diluted net loss per share attributable to Class A, Class B and Class C ordinary shareholders | (per share)	¥ (5.23)	$ (0.80)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Diluted (in shares)	47,790,698	47,790,698	47,790,698	47,790,698
Express delivery
Cost of revenue
Total cost of revenue	¥ (19,470,937)	$ (2,984,052)	¥ (20,793,370)	¥ (16,921,826)
Freight delivery
Cost of revenue
Total cost of revenue	(5,063,236)	(775,975)	(4,934,937)	(3,946,032)
Supply chain management
Cost of revenue
Total cost of revenue	(1,846,901)	(283,050)	(2,052,006)	(1,970,109)
Global
Cost of revenue
Total cost of revenue	(875,733)	(134,212)	(371,404)	(167,053)
UCargo
Cost of revenue
Total cost of revenue	(2,473,857)	(379,135)	(2,517,642)	(877,172)
Capital
Cost of revenue
Total cost of revenue	(26,225)	(4,019)	(52,001)	(47,767)
Third parties
Revenue
Total revenue	29,061,160	4,453,816	31,533,135	24,463,625
Third parties | Express delivery
Revenue
Total revenue	19,165,049	2,937,172	21,548,174	17,538,104
Third parties | Freight delivery
Revenue
Total revenue	5,156,551	790,276	5,224,355	4,102,610
Third parties | Supply chain management
Revenue
Total revenue	1,391,686	213,285	1,661,747	1,600,890
Third parties | Global
Revenue
Total revenue	616,934	94,549	319,602	162,012
Third parties | UCargo
Revenue
Total revenue	2,519,919	386,194	2,574,054	891,710
Third parties | Capital
Revenue
Total revenue	211,021	32,340	205,203	168,299
Related parties
Revenue
Total revenue	933,869	143,122	825,552	652,352
Related parties | Express delivery
Revenue
Total revenue	252,510	38,699	274,268	176,420
Related parties | Supply chain management
Revenue
Total revenue	520,637	79,791	534,012	¥ 475,932
Related parties | Global
Revenue
Total revenue	¥ 160,722	$ 24,632	¥ 17,272